Basis of Preparation (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 59,250	$ 168,102	$ 159,370
Interest rate swap contract
Disclosure of detailed information about borrowings [line items]
Notional amount	$ 50,000
Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Interest rate (as a percent)	1.68%	2.69%
Fixed interest rate | Interest rate swap contract
Disclosure of detailed information about borrowings [line items]
Interest rate (as a percent)	1.68%
Gross carrying amount
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 59,250	$ 168,102
Senior secured revolving credit facility
Disclosure of detailed information about borrowings [line items]
Borrowing facility size	$ 150,000
Senior secured revolving credit facility | LIBOR | Bottom of range
Disclosure of detailed information about borrowings [line items]
Adjustment to interest rate basis (as a percent)	2.25%
Senior secured revolving credit facility | LIBOR | Top of range
Disclosure of detailed information about borrowings [line items]
Adjustment to interest rate basis (as a percent)	4.25%
Senior secured revolving credit facility | Gross carrying amount
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 50,000